Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Cash and cash equivalents
The breakdown of cash and cash equivalents is as follows:

	December 31, 2023	December 31, 2022
Cash and cash bank deposits	24,962	18,930
Time deposits, investment funds and others	3,073	5,464

Total	28,035	24,394